COMMITMENTS AND CONTINGENCIES - Net Smelter Royalty (Details)	Dec. 31, 2025 USD ($)
$1,250 or less
Disclosure of contingent liabilities [line items]
Percentage of Net Smelter Return	0.00%
$1,250 or less | Bottom of range
Disclosure of contingent liabilities [line items]
Average Gold Price	$ 1,250
$1,251 to $1,299
Disclosure of contingent liabilities [line items]
Percentage of Net Smelter Return	2.50%
$1,251 to $1,299 | Bottom of range
Disclosure of contingent liabilities [line items]
Average Gold Price	$ 1,251
$1,251 to $1,299 | Top of range
Disclosure of contingent liabilities [line items]
Average Gold Price	$ 1,299
$1,300 to $1,349
Disclosure of contingent liabilities [line items]
Percentage of Net Smelter Return	3.00%
$1,300 to $1,349 | Bottom of range
Disclosure of contingent liabilities [line items]
Average Gold Price	$ 1,300
$1,300 to $1,349 | Top of range
Disclosure of contingent liabilities [line items]
Average Gold Price	$ 1,349
$1,350 to $1,399
Disclosure of contingent liabilities [line items]
Percentage of Net Smelter Return	3.50%
$1,350 to $1,399 | Bottom of range
Disclosure of contingent liabilities [line items]
Average Gold Price	$ 1,350
$1,350 to $1,399 | Top of range
Disclosure of contingent liabilities [line items]
Average Gold Price	$ 1,399
$1,400 to $1,449
Disclosure of contingent liabilities [line items]
Percentage of Net Smelter Return	4.00%
$1,400 to $1,449 | Bottom of range
Disclosure of contingent liabilities [line items]
Average Gold Price	$ 1,400
$1,400 to $1,449 | Top of range
Disclosure of contingent liabilities [line items]
Average Gold Price	$ 1,449
$1,450 and above
Disclosure of contingent liabilities [line items]
Percentage of Net Smelter Return	4.50%
$1,450 and above | Bottom of range
Disclosure of contingent liabilities [line items]
Average Gold Price	$ 1,450